Commitments and contingencies - License Agreements (Details) - License agreement - USD ($)		1 Months Ended
	Apr. 28, 2016	May. 31, 2015	Mar. 30, 2011
Antisense Therapeutics
License agreement
Amount invested		$ 2,000,000
Prior written notice period for termination of agreement		90 days
One-time payment as settlement for termination	$ 800,000
Consideration for return of Antisense shares	$ 0
Noncurrent other assets | Antisense Therapeutics
License agreement
Value of equity		$ 1,100,000
BioPancreate | CCTEC
License agreement
Maximum milestone payments			$ 2,600,000
Minimum annual royalty			100,000
Maximum amount due in the event product is sublicensed			$ 3,500,000
Research and development | Antisense Therapeutics
License agreement
Upfront license fee paid		$ 3,000,000